Allianz Life Insurance Company of North America
1750 Hennepin Avenue
Minneapolis, MN  55403
(612) 347-6500

August 14, 1998

VIA EDGAR

_________

Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
450 Fifth Street N.W.
Washington, D.C.  20549

     RE:     Preferred Life Variable Account C
             File No.  333-19699
             ________________________________

Dear Sir/Madam:

Pursuant to Securities Act Rule 497(j), we hereby certify that the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) does not differ from that contained in the most recent Post-effective Amendment, which Amendment has been file electronically.

Additionally, the Product will not be offered until August 17, 1998, therefore the Prospectus was not printed until July of 1998. The printed version of the Prospectus does not differ from the Post Effective Amendment filed on May 1, 1998. However, a Prospectus Supplement has been filed under Rule 497(e) effective August 2, 1998 and will be attached to the Prospectus.

If you have any questions or comments, please feel free to contact the undersigned.

Sincerely,

Allianz Life Insurance Company of North America


By:  /s/  Catherine L. Mielke
    ________________________________
          Catherine L. Mielke